Document and Entity Information	Jan. 02, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 02, 2025
Entity Registrant Name	VROOM, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39315
Entity Tax Identification Number	90-1112566
Entity Address Address Line 1	3600 W Sam Houston Pkwy S
Entity Address Address Line 2	Floor 4
Entity Address City Or Town	Houston
Entity Address State Or Province	TX
Entity Address Postal Zip Code	77042
City Area Code	518
Local Phone Number	535-9125
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	VRMMQ
Security Exchange Name	NONE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001580864